STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

December 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Automobiles & Components - 2.6%
Dorman Products	13,440	[a,b]	1,017,677
Gentherm	38,956	[b]	1,729,257
Stoneridge	42,457	[b]	1,244,839
Visteon	15,103	[a,b]	1,307,769
			5,299,542
Banks - 17.9%
Atlantic Union Bankshares	34,961		1,312,786
Banner	32,900		1,861,811
Boston Private Financial Holdings	126,003		1,515,816
Bryn Mawr Bank	20,197		832,924
Carolina Financial	20,098		868,837
Central Pacific Financial	40,576		1,200,238
Columbia Banking System	39,316	[a]	1,599,571
CVB Financial	26,981		582,250
Essent Group	19,141		995,141
First Bancorp	12,341		492,529
First Interstate BancSystem, Cl. A	45,330		1,900,234
Hancock Whitney	57,564	[a]	2,525,908
HarborOne Bancorp	55,036	[b]	604,846
Heritage Commerce	38,987		500,203
Heritage Financial	20,866	[a]	590,508
IBERIABANK	10,144		759,076
National Bank Holdings, Cl. A	28,323		997,536
Old National Bancorp	111,295		2,035,586
Seacoast Banking Corp. of Florida	45,148	[b]	1,380,174
South State	20,894		1,812,555
Triumph Bancorp	21,451	[b]	815,567
UMB Financial	35,900		2,464,176
Umpqua Holdings	121,092		2,143,328
United Community Banks	65,859		2,033,726
Webster Financial	77,509		4,135,880
			35,961,206
Capital Goods - 13.1%
Advanced Drainage Systems	21,290		826,904
Aerojet Rocketdyne Holdings	55,854	[a,b]	2,550,294
AeroVironment	19,308	[a,b]	1,192,076
Astec Industries	32,099		1,348,158
Astronics	41,989	[b]	1,173,593
Blue Bird	20,093	[b]	460,532

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Capital Goods - 13.1% (continued)
Construction Partners, Cl. A	66,039	[b]	1,114,078
EMCOR Group	21,605		1,864,511
Energy Recovery	68,134	[a,b]	667,032
EnerSys	27,249		2,039,043
Granite Construction	39,448	[a]	1,091,526
Harsco	78,634	[b]	1,809,368
Kaman	14,679		967,640
Kennametal	40,562	[a]	1,496,332
Lindsay	15,158	[a]	1,455,016
Regal Beloit	7,630		653,204
Rexnord	41,348	[b]	1,348,772
The Gorman-Rupp Company	5,548		208,050
The Greenbrier Companies	54,724		1,774,699
TPI Composites	57,987	[a,b]	1,073,339
TriMas	42,307	[b]	1,328,863
			26,443,030
Commercial & Professional Services - 2.7%
Deluxe	29,449		1,470,094
Huron Consulting Group	14,532	[b]	998,639
Knoll	52,946		1,337,416
Korn Ferry	35,605		1,509,652
			5,315,801
Consumer Durables & Apparel - 4.2%
Cavco Industries	10,065	[b]	1,966,500
Century Communities	24,577	[b]	672,181
G-III Apparel Group	59,957	[a,b]	2,008,559
M.D.C. Holdings	30,044		1,146,479
Oxford Industries	19,852	[a]	1,497,238
Taylor Morrison Home	53,997	[b]	1,180,374
			8,471,331
Consumer Services - 2.1%
BJ‘s Restaurants	26,764	[a]	1,015,961
Ruth's Hospitality Group	37,186		809,353
The Cheesecake Factory	59,068	[a]	2,295,382
			4,120,696
Diversified Financials - 1.9%
Blucora	41,539	[b]	1,085,829
Federated Investors, Cl. B	64,514	[a]	2,102,511
WisdomTree Investments	132,980		643,623
			3,831,963
Energy - 3.9%
Apergy	50,014	[b]	1,689,473
Cactus, Cl. A	36,184		1,241,835
Dril-Quip	23,654	[b]	1,109,609

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Energy - 3.9% (continued)
Newpark Resources	176,752	[a,b]	1,108,235
Patterson-UTI Energy	148,300	[a]	1,557,150
PDC Energy	45,011	[a,b]	1,177,938
			7,884,240
Food, Beverage & Tobacco - 2.3%
Flowers Foods	57,189	[a]	1,243,289
Fresh Del Monte Produce	47,822	[a]	1,672,814
The Hain Celestial Group	67,358	[a,b]	1,748,277
			4,664,380
Health Care Equipment & Services - 4.5%
AMN Healthcare Services	23,961	[b]	1,493,010
Evolent Health, Cl. A	75,303	[b]	681,492
LHC Group	17,992	[b]	2,478,578
Natus Medical	23,000	[b]	758,770
NuVasive	23,640	[b]	1,828,318
R1 RCM	139,195	[b]	1,806,751
			9,046,919
Insurance - 1.7%
Kemper	14,237		1,103,368
Safety Insurance Group	10,575		978,505
Selective Insurance Group	21,618		1,409,277
			3,491,150
Materials - 4.5%
Cabot	33,533		1,593,488
Carpenter Technology	27,123		1,350,183
Coeur Mining	375,188	[a,b]	3,031,519
Livent	68,557	[a,b]	586,162
Louisiana-Pacific	43,126		1,279,548
Schnitzer Steel Industries, Cl. A	59,698		1,294,253
			9,135,153
Media & Entertainment - 3.4%
Gray Television	92,661	[b]	1,986,652
John Wiley & Sons, Cl. A	12,450		604,074
MSG Networks, Cl. A	80,784	[a,b]	1,405,642
Scholastic	33,220		1,277,309
TEGNA	91,975	[a]	1,535,063
			6,808,740
Real Estate - 9.1%
Agree Realty	29,569	[c]	2,074,857
Cousins Properties	28,834	[c]	1,187,961
Empire State Realty Trust, Cl. A	142,455	[c]	1,988,672
Equity Commonwealth	12,059	[c]	395,897
Newmark Group, Cl. A	211,653		2,847,791
Physicians Realty Trust	124,267	[c]	2,353,617

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Real Estate - 9.1% (continued)
Potlatchdeltic	40,751	[c]	1,763,296
Retail Properties of America, Cl. A	37,081	[c]	496,885
Seritage Growth Properties, Cl. A	25,839	[a,b,c]	1,035,627
Sunstone Hotel Investors	156,284	[c]	2,175,473
Urban Edge Properties	102,153	[c]	1,959,295
			18,279,371
Retailing - 5.6%
Abercrombie & Fitch, Cl. A	64,582	[a]	1,116,623
Dick's Sporting Goods	46,679	[a]	2,310,144
Dillard's, Cl. A	18,910	[a]	1,389,507
Guess?	80,263		1,796,286
The Children's Place	16,945	[a]	1,059,401
Urban Outfitters	65,194	[b]	1,810,437
Williams-Sonoma	25,305	[a]	1,858,399
			11,340,797
Semiconductors & Semiconductor Equipment - 4.7%
Brooks Automation	21,664		909,021
Diodes	42,852	[b]	2,415,567
First Solar	26,028	[a,b]	1,456,527
MKS Instruments	24,276		2,670,603
Semtech	38,823	[b]	2,053,737
			9,505,455
Software & Services - 4.2%
CSG Systems International	32,478		1,681,711
KBR	49,115		1,498,008
LogMeIn	20,801		1,783,478
NIC	58,240		1,301,664
Verint Systems	39,895	[b]	2,208,587
			8,473,448
Technology Hardware & Equipment - 4.8%
Coherent	16,602	[a,b]	2,761,743
Fabrinet	27,305	[b]	1,770,456
KEMET	49,699	[a,b]	1,344,358
Lumentum Holdings	33,464	[b]	2,653,695
NETGEAR	49,536	[b]	1,214,127
			9,744,379
Transportation - 1.0%
Landstar System	6,484		738,333
Marten Transport	56,034		1,204,171
			1,942,504
Utilities - 4.7%
Avista	63,133		3,036,066
Chesapeake Utilities	18,211		1,745,160
Portland General Electric	42,401		2,365,552

Description		Shares		Value ($)
Common Stocks - 98.9% (continued)
Utilities - 4.7% (continued)
Southwest Gas Holdings		30,723		2,334,026
				9,480,804
Total Common Stocks (cost $164,867,099)				199,240,909

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Russell 2000 Value ETF (cost $1,009,819)		7,838		1,007,810
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $161,850)	1.60	161,850	[d]	161,850

Investment of Cash Collateral for Securities Loaned - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,518,930)	1.60	3,518,930	[d]	3,518,930
Total Investments (cost $169,557,698)		101.2%		203,929,499
Liabilities, Less Cash and Receivables		(1.2%)		(2,371,270)
Net Assets		100.0%		201,558,229

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At December 31, 2019, the value of the fund’s securities on loan was $35,689,857 and the value of the collateral was $36,362,828, consisting of cash collateral of $3,518,930 and U.S. Government & Agency securities valued at $32,843,898.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

December 31, 2019 (Unaudited)

The following is a summary of the inputs used as of December 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	199,240,909	-	-	199,240,909
Exchange-Traded Funds	1,007,810	-	-	1,007,810
Investment Companies	3,680,780	-	-	3,680,780

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2019, accumulated net unrealized appreciation on investments was $34,371,801, consisting of $40,028,769 gross unrealized appreciation and $5,656,968 gross unrealized depreciation.

At December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.